Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	€ 40.8	€ 42.2
Provision used, other provisions	3.0
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 4.2	5.6
Estimated completion of activities	12 months
Provision used, other provisions	€ 1.7
Other
Disclosure of other provisions [line items]
Other provisions	28.8	28.7
Provision used, other provisions	1.2
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.8	€ 7.9
Provision used, other provisions	€ 0.1